Segment information - Segment Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	€ 20,901	€ 20,438	€ 18,302
Europe
Disclosure of geographical areas [line items]
Revenue	15,404	14,971	14,553
Great Britain
Disclosure of geographical areas [line items]
Revenue	3,470	3,327	3,235
Iberia
Disclosure of geographical areas [line items]
Revenue	3,429	3,398	3,325
Germany
Disclosure of geographical areas [line items]
Revenue	3,203	3,179	3,018
France
Disclosure of geographical areas [line items]
Revenue	2,439	2,322	2,321
Belgium/Luxembourg
Disclosure of geographical areas [line items]
Revenue	1,082	1,070	1,078
Netherlands
Disclosure of geographical areas [line items]
Revenue	833	785	718
Sweden
Disclosure of geographical areas [line items]
Revenue	433	410	398
Norway
Disclosure of geographical areas [line items]
Revenue	427	398	376
Iceland
Disclosure of geographical areas [line items]
Revenue	88	82	84
Total APS
Disclosure of geographical areas [line items]
Revenue	5,497	5,467	3,749
Australia
Disclosure of geographical areas [line items]
Revenue	2,360	2,475	2,385
Philippines
Disclosure of geographical areas [line items]
Revenue	1,890	1,652	0
New Zealand and Pacific Islands
Disclosure of geographical areas [line items]
Revenue	662	694	679
Indonesia
Disclosure of geographical areas [line items]
Revenue	328	403	458
Papua New Guinea
Disclosure of geographical areas [line items]
Revenue	€ 257	€ 243	€ 227